Net Interest Expense and Other Net Finance Expense - Schedule of Other Net Finance Expense (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other net finance expense [abstract]
Amortization on available-for-sale investment debt securities	CAD 0.6	CAD 0.4
Bank charges	8.6	7.4
Total other finance expense	9.2	7.8
Realized gain on sale of available-for-sale investment debt securities	(1.4)	(0.1)
Derecognition of notes payable	(0.7)	(1.3)
Other net finance expense	CAD 7.1	CAD 6.4